Investments in associates and joint venture - Net share in profit (loss) of investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments in associates and joint ventures
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	$ 240,450	$ 62,702	$ 89,290
Net share in profit (loss) of investments in joint venture	36	(252)	(44)
Net share in profit (loss) of investments	240,450	62,702	89,290
Sociedad Minera Cerro Verde S.A.A.
Investments in associates and joint ventures
Net share in profit (loss) of investments in associates	233,342	53,767	76,451
Compania Minera Coimolache S.A. [Member]
Investments in associates and joint ventures
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	8,170	10,055	12,883
Net share in profit (loss) of investments in associates	8,170	10,055	12,883
Net share in profit (loss) of investments	8,170	10,055	12,883
Tinka Resources Ltd [Member]
Investments in associates and joint ventures
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	(1,098)	(868)
Net share in profit (loss) of investments in associates	(1,098)	(868)
Net share in profit (loss) of investments	(1,098)	(868)
Other minor investments [Member]
Investments in associates and joint ventures
Net share in profit (loss) of investments in associates	$ 240,414	$ 62,954	$ 89,334